Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 107	$ 339	$ 1,829	$ 2,066	$ 3,089	$ 299
Transportation services
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	1,305	1,582	127
Hosted payload services
Disaggregation of Revenue [Line Items]
Total revenue	0	284	0	426	568	0
Forfeited customer deposits
Disaggregation of Revenue [Line Items]
Total revenue	0	55	35	335	641	172
Engineering project services
Disaggregation of Revenue [Line Items]
Total revenue	$ 107	$ 0	$ 1,794	$ 0	$ 298	$ 0